Financial statements of Barclays PLC, Parent company accounts - Cash flow statement £ in Millions, $ in Millions		12 Months Ended
		Dec. 31, 2021 GBP (£)		Dec. 31, 2020 GBP (£)		Dec. 31, 2019 GBP (£)
Reconciliation of profit before tax to net cash flows from operating activities:
Profit/(loss) before tax		£ 8,194	[1]	£ 3,065		£ 4,357
Adjustment for non-cash items:
Impairment (reversal)/charge of investment in subsidiary		(653)	[1]	4,838		1,912
Other non-cash items		3,093	[1]	(2,977)		(280)
Net cash from operating activities		48,919	[1]	57,505		(502)
Net cash from investing activities
Net cash from investing activities		4,270	[1]	(18,376)		(23,965)
Cash flows from financing activities
Issue of shares and other equity instruments		1,118	[1]	1,165		3,582
Proceeds of borrowings and issuance of subordinated debt		1,890	[1]	1,438		1,352
Repurchase of shares		1,275	[1]	1,056		2,668
Other inflows (outflows) of cash, classified as investing activities		7	[1]	(12)		84
Net cash from financing activities		107	[1]	2,732		690
Net increase/(decrease) in cash and cash equivalents		49,064	[1]	43,529		(27,124)
Cash and cash equivalents at beginning of year		210,142	[1]	166,613		193,737
Cash and cash equivalents at end of year		259,206	[1]	210,142	[1]	166,613
Net cash generated from operating activities includes:
Dividends received		20		37		76
Barclays PLC
Reconciliation of profit before tax to net cash flows from operating activities:
Profit/(loss) before tax		4,267		(1,034)		3,267
Adjustment for non-cash items:
Impairment (reversal)/charge of investment in subsidiary		(2,573)		2,573
Other non-cash items		383		528		(582)
Changes in operating assets and liabilities		17		0		87
Net cash from operating activities		2,094		2,067		2,772
Net cash from investing activities
Net increase in loans and advances to subsidiaries of the parent	[2],[3]	(6,118)		(4,732)		(4,464)
Capital contribution to and investment in subsidiary		(1,083)		(393)		(1,187)
Net cash from investing activities		(7,201)		(5,125)		(5,651)
Cash flows from financing activities
Issue of shares and other equity instruments		1,114		1,175		3,597
Redemption of other equity instruments		0		(898)		(2,668)
Net increase in debt securities in issue	[4]	4,939		3,720		2,588
Proceeds of borrowings and issuance of subordinated debt		1,579		158		1,194
Repurchase of shares		1,200		0		0
Dividends paid		(512)		0		(1,019)
Coupons paid on other equity instruments		(804)		(857)		(813)
Net cash from financing activities		5,116		3,298		2,879
Net increase/(decrease) in cash and cash equivalents		9		240		0
Cash and cash equivalents at beginning of year		240		0		0
Cash and cash equivalents at end of year		249		240		0
Net cash generated from operating activities includes:
Dividends received		1,356		763		1,560
Net interest (paid)/received		£ (161)		(175)		214
Barclays PLC | Increase due to changes in accounting policy
Adjustment for non-cash items:
Net cash from operating activities				(4,732)		(4,464)
Net cash from investing activities
Net cash from investing activities				£ 4,732		£ 4,464

[1]	2021 financial metrics have been restated to reflect the over-issuance of securities under BBPLC's 2019 F-3. See Restatement of financial statements (Note 1a) on page 228 for further details.
[2]	Following a review of the Barclays parent company cash flow statement, in order to make the cash flow statement more relevant, cash movements resulting from loans and advances to subsidiaries are now presented within investing activities, whereas previously they were presented in financing activities. Comparatives have been restated. The effect of this change was to increase the net cash outflow due to investing activities increased by £4,732m in 2020 and £4,464m in 2019, with the net cash inflow relating to financing activities increasing by the same amount .
[3]	Includes financial assets at fair value through the income statement.
[4]	Includes financial liabilities designated at fair value.